Voya GNMA Income Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			(1.04%)	(0.96%)	0.59%
Performance Inception Date		Aug. 17, 1973
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.39%)	(1.96%)	(0.42%)
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.62%)	(1.14%)	0.02%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class A | Bloomberg GNMA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.96%	(0.60%)	0.85%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			(0.26%)	(1.21%)	0.24%
Performance Inception Date		Oct. 13, 2000
Class C | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class C | Bloomberg GNMA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.96%	(0.60%)	0.85%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			1.80%	(0.17%)	1.14%
Performance Inception Date		Jan. 07, 2002
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class I | Bloomberg GNMA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.96%	(0.60%)	0.85%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			1.85%	(0.15%)	1.15%
Performance Inception Date		Jul. 31, 2020
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class R6 | Bloomberg GNMA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.96%	(0.60%)	0.85%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			1.76%	(0.22%)	1.10%
Performance Inception Date		Dec. 17, 2007
Class W | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class W | Bloomberg GNMA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.96%	(0.60%)	0.85%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.